BRANDON J. CAGE
Assistant Vice President, Counsel
Law Department
Phone: 949-219-3943
Fax: 949-219-3706
Brandon.Cage@pacificlife.com
December 7, 2012
Deborah D. Skeens
Senior Counsel
Office of Insurance Products
Division of Investment Management
U.S. Securities & Exchange Commission
100 F Street, NE
Washington, DC 20549-0506

Re:	Registration Statement for Pacific Odyssey Individual Flexible Premium Deferred
Variable Annuity (File Number to be Assigned) funded by Separate Account A (File Number
811-09203) of Pacific Life & Annuity Company
Request for Selective Review
Dear Sir or Madam:
On behalf of Pacific Life & Annuity Company (“PL&A”) and Separate Account A (“Separate Account”) of PL&A, attached for electronic filing under the Securities Act of 1933 (“1933 Act”) is a Registration Statement, with exhibits, on Form N-4. The enclosed relates to an individual flexible premium deferred variable annuity contract designated as the Pacific Odyssey Variable Annuity Individual Flexible Premium Deferred Variable Annuity Contract (“Pacific Odyssey”), which is funded by the Separate Account.
PL&A is requesting selective review of this filing pursuant to “Revised Procedures for Processing Registration Statements, Post-Effective Amendments and Preliminary Proxy Materials Filed by Registered Investment Companies, Investment Co. Act Rel. No. 13768 (Feb. 23, 1984).”
The purpose of this submission is to file an updated version of an existing Pacific Odyssey registration statement (File No. 333-100907) based on Staff and Commission request. This updated version includes new optional living benefit riders that are based on, and are substantially similar to, the optional living benefit riders filed on November 15, 2012, for the Pacific Choice Variable Annuity (File No. 333-184973) offered by Pacific Life Insurance Company. We also made applicable modifications based on Staff comments received for the Pacific Destinations O-Series (333-175279) and Schwab Retirement Income Avariable Annuity (333-178739) registration statement filings, filed June 24, 2011, July 1, 2011, and December 23, 2011. All previously filed prospectuses are collectively referred to as “Prior Filings”.
By copy of this letter, we are sending an electronic copy of the Pacific Odyssey prospectus and Statement of Additional Information (“SAI”) marked to show where disclosure differs materially from that in the Prior Filings. The disclosure included in Pacific Odyssey differs materially as follows:
•	Removed all disclosure that does not pertain to a prospective purchaser (e.g. riders no longer available for purchase, rider and base contract fee changes, etc.).

Securities and Exchange Commission
Registration Statement for Pacific Odyssey on behalf of PL&A
December 7, 2012

•	Categorized the optional living benefit riders into groups based on the benefits that the rider provides (e.g. withdrawal benefit versus accumulation benefit).

•	The optional living benefit riders are based on a variable pricing structure based, in part, on the monthly average of the 10-year Treasury; new optional rider charges subsection.

•	For some of the optional living benefit riders, only automatic resets are available (other reset types were removed due to the new variable procing structure).
Pursuant to policies described in Release No. IC-13768, we believe that selective review is appropriate. We look forward to your response and comments. If you have any questions, please call me at (949) 219-3943.
Sincerely,
/s/ Brandon J. Cage
Brandon J. Cage